Benefit Plans - Summary of Defined Benefit Plan Amounts Recognized in Other Comprehensive Income (Loss) (Parenthetical) (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Retirement Benefits [Abstract]
Defined benefit plan amount to be amortized from accumulated other comprehensive income loss in the next twelve months	$ 21